Our people - Geographical Distribution of staff (Detail) - Employees	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Average number of staff	132,823	133,903	134,428
North America [member]
Disclosure of geographical areas [line items]
Average number of staff	25,008	25,990	27,399
United Kingdom [member]
Disclosure of geographical areas [line items]
Average number of staff	14,192	14,331	14,197
Western Continental Europe [member]
Disclosure of geographical areas [line items]
Average number of staff	26,973	26,825	25,700
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of geographical areas [line items]
Average number of staff	66,650	66,757	67,132